Income Tax - Schedule of Reconciliation of Tax Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 25, 2024	Dec. 25, 2023	Dec. 25, 2022
Schedule of Reconciliation of Tax Expense [Abstract]
Accounting loss before tax	¥ (67,085)	¥ (65,799)	¥ (890,439)
At China’s statutory income tax rate	(16,771)	(16,450)	(222,609)
Effect of lower tax rate (Note)	10,642	11,250	58,444
Loss attributable to a joint venture
Non-deductible expenses for tax purposes	857	1,212	3,260
Super deductions	(344)	(663)	(1,321)
Adjustments in respect of current tax of previous periods		6	149
Unrecognised tax losses	5,616	4,651	168,545
At the effective income tax rate of 0% (2023:0%;2022: -1%)		6	6,468
Income tax expense reported in profit or loss		¥ 6	¥ 6,468